SCHEDULE OF MAJOR REVENUE GENERATING ACTIVITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Total revenue	$ 85,318,436	$ 83,724,966	$ 65,900,258
Less: surcharge tax	52,130	56,525	65,147
Net revenue	85,266,306	83,668,441	65,835,111
Esports Teams Operation [Member]
Product Information [Line Items]
Total revenue	14,725,503	21,664,621	21,738,869
Event Production [Member]
Product Information [Line Items]
Total revenue	23,285,775	9,409,795	5,566,831
Talent management service of third-party online entertainers [Member]
Product Information [Line Items]
Total revenue	47,307,158	52,650,550	38,594,558
Esports Teams [Member] | Tournament Participation of Esports [Member]
Product Information [Line Items]
Total revenue	8,549,677	7,699,506	11,069,172
Esports Teams [Member] | Sponsorships And Advertising [Member]
Product Information [Line Items]
Total revenue	3,860,800	8,147,298	5,688,331
Esports Teams [Member] | Player Transfer and Rental Fee [Member]
Product Information [Line Items]
Total revenue	1,036,416	849,768	2,905,335
Esports Teams [Member] | Talent Management Service of Esports [Member]
Product Information [Line Items]
Total revenue	544,639	1,115,057	1,512,015
Esports Teams [Member] | Reality Show Service [Member]
Product Information [Line Items]
Total revenue	359,050	198,095
Esports Teams [Member] | IP Licensing [Member]
Product Information [Line Items]
Total revenue	149,991	3,470,560	433,737
Esports Teams [Member] | Sales of Branded Merchandise [Member]
Product Information [Line Items]
Total revenue	113,536	184,337	130,279
Esports Teams [Member] | Game Publishing [Member]
Product Information [Line Items]
Total revenue	$ 111,394